Inventories - Schedule of write-down provisions related to the inventory categories (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Classes of current inventories [abstract]
Raw materials	€ 20,167	€ 18,855
Work in progress	23,908	21,478
Finished goods	4,473	4,089
Purchased goods (third party products)	55	40
TOTAL WRITE-DOWN PROVISION	€ 48,604	€ 44,462